Discontinued operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
3.	Discontinued operations

On December 10, 2017, pursuant to the resolutions of the shareholders and board of directors, the Company decided to discontinue the electric vehicle sales facilitation business. The Discontinued Business represents a strategic shift that has a major effect on the Group’s operations and financial results. The assets and liabilities related to the Discontinued Business are classified as assets/liabilities held for sale as of December 31, 2017, and the results were reported as loss from discontinued operations.

April 27, 2018, its VIE’s subsidiary GuoHeng Chuangxin and a third party individual established a company in Beijing, PRC (the “Acquirer”) to acquire the Discontinued Business. The Acquirer’s share capital is RMB5 million, of which GuoHeng Chuangxin and the individual contributed in cash of RMB0.25 million and RMB4.75 million for an equity interest of 5% and 95% respectively. GuoHeng Chuangxin does not hold any board seat and is not involved in the operations of the Acquirer.

On June 30, 2018, the Company entered into an agreement with the Acquirer to transfer certain assets and liabilities, and certain employees associated with the Discontinued Business for a cash consideration of RMB2.7 million. The Company has received RMB2.7 million in August 31, 2018.

Assets and liabilities related to the Discontinued Business to be transferred were reclassified as assets/liabilities held for sale as of December 31, 2017, while results of operations related to the Discontinued Business, including comparatives, were reported as loss from discontinued operations.

On June 30, 2018, the Company completed the disposal of the Discotinued Business resulting a gain of disposal of RMB0.8 million.

Results of discontinued operations:

	For the year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	19,983	17,768	4,807
Cost of revenues	(307)	(627)	(280)
Gross profit	19,676	17,141	4,527
Operating expenses:
Selling and marketing expenses	(23,881)	(30,065)	(6,800)
General and administrative expenses	(815)	(1,077)	(1,368)
Total operating expense	(24,696)	(31,142)	(8,168)
Loss from operations	(5,020)	(14,001)	(3,641)
Other expenses:
Interest expenses, net	(13)	(924)	(676)
Gain from disposal of discontinued operations	-	-	771
Others, net	(27)	(52)	(66)
Loss from discontinued operations before income taxes	(5,060)	(14,977)	(3,612)
Income tax expense	-	-	-
Net loss from discontinued operations	(5,060)	(14,977)	(3,612)

Assets and liabilities of the discontinued operations:

	As of December 31,	As of December 31,
	2017	2018
	RMB	RMB
ASSETS
Current assets:
Prepayment and other current assets	610	-
Inventories, net	219	-
Total current assets	829	-
Non-current assets:
Property, equipment and software, net	8	-
Total non-current assets	8	-
TOTAL ASSETS	837	-
LIABILITIES
Current liabilities:
Other current liabilities	-	-
Total current assets	-	-
TOTAL LIABILITIES	-	-

Cash flows of the discontinued operations:

	For the year ended
	December 31, 2016	December 31, 2017	December 31, 2018
	RMB	RMB	RMB
Cash flows generated from/(used in) discontinued operations
Net cash generated from/(used in) operating activities	13,702	(27,875)	(2,817)
Net cash used in investing activities	-	(10)	-
Net cash generated from/(used in) financing activities	-	17,904	(2,513)
Net increase/(decrease) in cash and cash equivalents	13,702	(9,981)	(5,330)